As filed with the Securities and Exchange Commission on March 30, 2026

Securities Act of 1933 File No. 002-85378

Investment Company Act of 1940 File No. 811-03462

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 120	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 120	[X]

(Check appropriate box or boxes.)

MEEDER FUNDS

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017

(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code: (614) 766-7000

Robert S. Meeder, Jr., President – Meeder Asset Management, Inc.

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)

X	On April 8, 2026 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (the “Securities Act”), and incorporates by reference the Parts A, B, and C of Post-Effective Amendment No. 119 (“PEA 119”). This Amendment is being filed for the sole purpose of delaying the effectiveness of PEA 119 until April 8, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 120 to its Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Post-Effective Amendment No. 120 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, State of Ohio, on the 30th day of March 2026.

MEEDER FUNDS

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President/Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert S. Meeder, Jr. Robert S. Meeder, Jr.	President (Principal Executive Officer)	March 30, 2026

Bruce E. McKibben Bruce E. McKibben*	Treasurer (Principal Financial Officer, and Principal Accounting Officer)	March 30, 2026

Stuart M. Allen Stuart M. Allen*	Trustee	March 30, 2026

Anthony V. D’Angelo Anthony V. D’Angelo*	Trustee	March 30, 2026

Jeffrey R. Provence Jeffrey R. Provence*	Trustee	March 30, 2026

*By:	/s/ Douglas R. Jennings
Douglas R. Jennings, Secretary as Power of Attorney

*	Executed by Douglas R. Jennings on behalf of those indicated pursuant to Power of Attorney